Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2018	Mar. 07, 2018	Dec. 31, 2017
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	71,139,402		57,281,861
Common Stock, Shares, Outstanding	71,139,402		57,281,861
Parent Company
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Common Stock, Shares, Issued	71,139,402		57,281,861
Common Stock, Shares, Outstanding	71,139,402		57,281,861